Initial Public Offering (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended	29 Months Ended
	May 31, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 24, 2011	Dec. 31, 2010
Stock Issued During Period, Shares, New Issues					3,600,000
Sale of Stock, Price Per Share		$ 10
Proceeds from initial public offering		$ 34,687,656	$ 0	$ 36,000,000		$ 36,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001			$ 0.001
Warrant Right Common Stock Excercise Price							7.50
Class Of Warrant Or Right Expiry Date			Mar. 30, 2012
Class Of Warrant Or Right Redemption Price			$ 0.01
Class Of Warrant Or Right Redemption Convenant Description			The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days' notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given
Shares Issued During Period In Excess Of Over Allotment To Under Writters	52,975
Shares Issued During Period Value In Excess Of Over Allotment To Underwritters	529,750
Stock Issued During Period Shares New Issues Including Stock Issued To Underwritters					3,652,975
Stock Issued During Period Value New Issues Including Stock Issued To Underwritters					36,529,750
Amount Deposited In Trust					36,606,096
Proceeds from private placement of insider warrants		1,638,800	0	1,638,800	1,638,800	1,638,800
Underwritter Commision Percentage					5.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.75
Unit Purchase Option Issue Price								100
Deferred underwriters fees		1,008,000	1,022,833		1,022,833	1,022,833
Discount On Underwritter Commision Percentage					2.80%
Proceeds From Unit Purchase Option					215,000
Unit Purchase Option Excercise Price								$ 12
Noninterest Expense Offering Cost		100
Unit Purchase Option Fair Value		1,220,400
Unit Purchase Option Price Per Unit								$ 3.39
Unit Purchase Option [Member]
Fair Value Assumptions, Expected Volatility Rate					43.55%
Fair Value Assumptions, Risk Free Interest Rate					1.44%
Underwriters [Member]
Proceeds from initial public offering	540,000
Shares Issued During Period In Excess Of Over Allotment To Under Writters	529,750
Shareholder [Member]
Class Of Warrant Or Right Purchased								2,185,067
Proceeds from Issuance of Warrants		$ 1,638,800
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0